Employee Benefit Expenses (Including Directors' Emoluments) Emoluments for Non-Director Highest Paid Individuals (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of highest paid employees [Line Items]
Share-based compensation	[1],[2]	$ 15,000	$ 14,000	$ 13,000
Pension costs		35,000	40,000	38,000
Employee benefit expenses		1,050,000	1,292,000	1,238,000
Non-Director Highest Paid Individuals [Member]
Disclosure of highest paid employees [Line Items]
Basic salaries, allowances and benefits in kind		6,530	4,720	4,100
Discretionary bonus		0	3,858	2,551
Share-based compensation	[3]	2,846	781	1,396
Pension costs		206	219	191
Employee benefit expenses		$ 9,582	$ 9,578	$ 8,238

[1]	Share-based compensation of US$1 million, US$1 million and US$1 million was capitalized during the years ended December 31, 2020, 2019 and 2018, respectively. For further information related to the Company’s equity award plan and LVS’ equity award plan, see Note 26 to the consolidated financial statements.
[2]	The amount comprises of US$9 million, US$13 million and US$13 million equity-settled shared-based payment expense, net of amounts capitalized and US$6 million, US$1 million and nil cash-settled share-based payment expense, net of amounts capitalized, for the years ended December 31, 2020, 2019, and 2018, respectively.
[3]	The value of the share options and restricted share units granted to the individuals represents the amount recognized as an expense during the year in accordance with IFRS 2 Share-based payment.